Share-based Compensation (Tables) - Long-Term Incentive Plan 2015	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Summary of awards granted

			Fair value at
Awards	Number	Grant date	grant date
RCUs	16,999	April 1, 2015	$24.12
PCUs	16,999	April 1, 2015	$24.12
RCUs	24,925	April 1, 2016	$16.45
PCUs	24,925	April 1, 2016	$16.45
RCUs	26,097	April 3, 2017	$23.85
PCUs	26,097	April 3, 2017	$23.85
RCUs	24,608	April 2, 2018	$23.40
PCUs	24,608	April 2, 2018	$23.40
RCUs	26,308	April 1, 2019	$22.99
PCUs	26,308	April 1, 2019	$22.99
RCUs	233,688	April 1, 2020	$2.02
PCUs	233,688	April 1, 2020	$2.02

Summary of activity

		Weighted
	Number of	average	Aggregate
	awards	contractual life	fair value
RCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(220,177)	—	(1,816)
Outstanding as of December 31, 2020	89,978	2.04	446
PCUs
Outstanding as of January 1, 2019	75,084	1.25	1,595
Granted during the year	26,308	—	605
Vested during the year	(24,925)	—	(410)
Outstanding as of December 31, 2019	76,467	1.26	1,790
Granted during the year	233,688	—	472
Vested during the year	(213,955)	—	(1,668)
Forfeited during the year	(6,222)	—	(148)
Outstanding as of December 31, 2020	89,978	2.04	446